UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000

Signature, Place and Date of Signing:

/s/ Brian S. Posner             New York, New York          August  9, 2005
--------------------        ------------------------       ------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $181,184
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number       Name

1.   28- 10529                  Hygrove Capital Fund (QP) LP
2.   28- 10530                  Hygrove Partners, LLC

FORM 13F INFORMATION TABLE
June 30, 2005
COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                       VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------       -----       --------  -------   --- ----   ----------  --------  ----    ------  ----
ACCENTURE LTD BERMUDA          CL A           g1150g111     6,020    265,550  SH         SOLE                  265,550  0       0
ALLIANT TECHSYSTEMS INC        COM            018804104     4,970     70,400  SH         SOLE                   70,400  0       0
ALLTEL CORP                    COM            020039103     4,185     67,200  SH         SOLE                   67,200  0       0
AMAZON.COM INC                 COM            023135106     5,667    171,300  SH         SOLE                  171,300  0       0
AMERICAN EXPRESS CO            COM            025816109     7,788    146,300  SH         SOLE                  146,300  0       0
ANALOG DEVICES INC             COM            032654105     4,837    129,650  SH         SOLE                  129,650  0       0
ANHEUSER BUSCH COS INC         COM            035229103     2,946     64,400  SH         SOLE                   64,400  0       0
AQUANTIVE INC                  COM            03839g105     1,784    100,700  SH         SOLE                  100,700  0       0
ARCH CAPITAL GROUP LTD         ORD            G0450A105     6,744    149,700  SH         SOLE                  149,700  0       0
ATLAS COPCO                    COM            4050971       1,836    115,700  SH         SOLE                  115,000  0       0
BP PLC                         SPONSORED ADR  055622104     6,082     97,500  SH         SOLE                   97,500  0       0
CISCO SYS INC                  COM            17275r102     8,175    427,800  SH         SOLE                  427,800  0       0
CLEAR CHANNEL COMMUNICATIONS   COM            184502102     2,979     96,300  SH         SOLE                   96,300  0       0
COOPER CAMERON CORP            COM            216640102     5,020     80,900  SH         SOLE                   80,900  0       0
DYCOM IND INC                  COM            267475101     3,449    174,100  SH         SOLE                  174,100  0       0
FREESCALE SEMICONDUCTOR INC    CL A           35687m107     4,256    202,550  SH         SOLE                  202,550  0       0
HARSCO CORP                    COM            415864107     1,757     32,200  SH         SOLE                   32,200  0       0
HASBRO INC                     COM            418056107     1,204     57,900  SH         SOLE                   57,900  0       0
INPUT/OUTPUT INC               COM            457652105     2,526    402,300  SH         SOLE                  402,300  0       0
INTERNET SEC SYS               COM            46060x107     3,443    169,700  SH         SOLE                  169,700  0       0
JP MORGAN CHASE & CO           COM            46625h100     3,811    107,912  SH         SOLE                  107,912  0       0
L-3 COMMUNICATIONS HLDS INC    COM            502424104     5,269     68,800  SH         SOLE                   68,800  0       0
LEHMAN BROS HLDGS INC          COM            524908100     5,252     52,900  SH         SOLE                   52,900  0       0
LINCOLN ELEC HLDGS INC         COM            533900106     1,810     54,600  SH         SOLE                   54,600  0       0
MATTEL INC                     COM            577081102     1,149     62,800  SH         SOLE                   62,800  0       0
MERRILL LYNCH CO INC           COM            590188108     4,478     81,400  SH         SOLE                   81,400  0       0
MICROSOFT CORP                 COM            594918104     4,320    173,900  SH         SOLE                  173,900  0       0
NETIQ CORP                     COM            64115p102     3,836    338,000  SH         SOLE                  338,000  0       0
NOBLE ENERGY INC.              COM            655044105     5,023     66,400  SH         SOLE                   66,400  0       0
REVLON INC                     CL A           761525500     1,009    328,700  SH         SOLE                  328,700  0       0
SEITEL INC                     COM            816074405     1,083    741,600  SH         SOLE                  741,600  0       0
SOVEREIGN BANCORP INC          COM            845905108     1,778     79,600  SH         SOLE                   79,600  0       0
ST PAUL TRAVELERS INC          COM            792860108     3,419     86,500  SH         SOLE                   86,500  0       0
TIME WARNER INC                COM            887317105     3,775    225,900  SH         SOLE                  225,900  0       0
VERITAS DGC INC                COM            92343P107       899     32,400  SH         SOLE                   32,400  0       0
WILLIS GROUP HOLDINGS LTD      SHS            G96655108     2,454     75,000  SH         SOLE                   75,000  0       0
WPP GROUP PLC                  SPON ADR NEW   929309300     2,930     57,400  SH         SOLE                   57,400  0       0
ZALE CORP NEW                  COM            988858106     3,166     99,900  SH         SOLE                   99,900  0       0
ZEBRA TECHNOLOGIES CORP        CL A           989207105     2,636     60,200  SH         SOLE                   60,200  0       0
GENERAL MOTORS                 PREFERRED      370442741     3,434    141,200  SH         SOLE                  141,200  0       0
LANDRY'S RESTAURANTS INC       COM            51508l103     1,505     50,000  SH   PUT   SOLE                   50,000  0       0
MOODY'S CORP                   COM            615369105     4,496    100,000  SH   PUT   SOLE                  100,000  0       0
MOODY'S CORP                   COM            615369105       899     20,000  SH   PUT   SOLE                   20,000  0       0
AMAZON.COM INC                 COM            023135106     8,273    250,000  SH   CALL  SOLE                  250,000  0       0
INTERACTIVE DATA CORP          COM            45840J107     1,802     75,000  SH   CALL  SOLE                   75,000  0       0
MORGAN STANLEY                 COM NEW        617446448     3,935     75,000  SH   CALL  SOLE                   75,000  0       0
NOKIA CORP                     SPON ADR       654902204     1,997    120,000  SH   CALL  SOLE                  120,000  0       0
SPX CORP                       COM            784635104    11,079      9,300  SH   PUT   SOLE                    9,300  0       0

03612.0001 #592422